Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	63.09
Maximum Aggregate Offering Price	$ 63,090,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,712.73
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Allegiant Travel Company (the “Registrant”) common stock, par value $0.001 per share (“Common Stock”), that may become issuable under the Allegiant Travel Company 2022 Long Term Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization, or any other similar transaction that results in an increase in the number of outstanding shares of Common Stock of the Registrant.
(2)Pursuant to Rule 457(c) and 457(h)(1) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price for the shares have been calculated solely for the purpose of computing the registration fee on the basis of the average high and low prices of the Registrant’s Common Stock as reported by the Nasdaq Stock Market LLC on November 18, 2025.

(3)Represents shares of Common Stock authorized for issuance under the Plan.